Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award life, in years | shares		6.08		6.08
Expected dividends | $	$ 0	$ 0	$ 0	$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 0.82	$ 4.83	$ 0.82	$ 4.83
Strike price (in USD per share)	$ 0.82	$ 4.83	$ 0.82	$ 4.83
Expected volatility, in %	80.00%	70.00%	75.00%	70.00%
Award life, in years | shares	6.08		6.08
Risk-free interest rate, in %	411.00%	2.61%	3.39%	1.46%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 1.51	$ 8.54	$ 5.45	$ 19.69
Strike price (in USD per share)	$ 1.51	$ 8.54	$ 5.45	$ 19.69
Expected volatility, in %		80.00%	80.00%	80.00%
Risk-free interest rate, in %	4.62%	3.77%	4.62%	3.77%